RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction
Time charter revenues from related parties	[1]	$ 7,280	$ 14,705	$ 14,560	$ 24,995
Management and administrative services fees		(678)	(592)	(1,288)	(1,329)
Ship management fees		(1,951)	(1,827)	(4,010)	(3,613)
Interest expense on Eskimo vendor loan		0	(1,686)	0	(3,038)
Total		4,960	10,600	9,693	17,015
Interest income on Tundra deposit
Related Party Transaction
Interest income on Tundra deposit		309	0	309	0
Interest income on short term credit arrangements
Related Party Transaction
Interest income on Tundra deposit		$ 0	$ 0	$ 122	$ 0

[1]	This includes amounts arising from transactions with related parties (see note 11).